Securitizations and Variable Interest Entities - Fair value of retained interests (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2024	Mar. 31, 2024
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 151	¥ 160
Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	145	152
Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	6	8
Investment grade [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	147	154
Investment grade [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	145	152
Investment grade [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Investment grade [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	2	2
Other [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	4	6
Other [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Other [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Other [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	4	6
Level 1 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 2 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	145	152
Level 2 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	145	152
Level 2 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 2 [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	6	8
Level 3 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 6	¥ 8